Income Taxes - Schedule of deferred tax assets and liabilities from federal and state income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Stock options right and net operation loss	$ 15,431	$ 13,316
Research and development credits	1,473	1,237
Depreciation and amortization	112	111
Stock based compensation	114	62
Derivative liability	735	0
Accruals and other	86	117
Deferred tax assets gross	17,951	14,843
Less valuation allowance	(17,523)	(14,843)
Total deferred tax assets	428	0
Deferred tax liabilities:
Debt discount	(428)	0
Net deferred tax assets	$ 0	$ 0